Financial Instruments - Summary of Analysis Assumes that all Other Variables (Details) (Parenthetical) - Currency risk [member]	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Percentage of reasonably possible increase in unobservable input liabilities	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input liabilities	10.00%	10.00%